TYPE                13F-HR
PERIOD              03/31/01
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-3545

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: MARCH 31,2001

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       MAY 10, 2001
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        32

Form 13F Information Table Value Total:    $  376,268
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                     FORM 13F INFORMATION TABLE
                                                     VALUE      SHARES/   SH/    PUT/INVSTMT  OTHER        VOTING AUTHORITY
       NAME  OF ISSUER        TITLE OF CLA  CUSIP    (X$1000)   PRN AMT   PRN    CALLDSCRETN  MANAGERSSOLE   SHARED     NONE
---------------------------------------------------- ----------- -------------------------------------------- -------- --------
3DFX INTERACTIVE INC.         COM         88553X103        1,198 3,833,380  SH        OTHER   01              3,833,380
ACT MANUFACTURE INC.          COM         000973107        1,854   169,494  SH        OTHER   01                    200  169,294
ACTION PERFORMANCE            COM         004933107        1,948   173,170  SH        OTHER   01                173,170
ACTIVISION INC NEW            COM         004930202       15,289   628,860  SH        OTHER   01                628,860
BOWNE AND COMPANY INC.        COM          103043105      15,313 1,385,800  SH        OTHER   01              1,385,800
Brookstone Inc.               COM          114537103       9,351   628,650  SH        OTHER   01                628,650
CAMPBELL RESOURCES INC        COM          134422609         705 1,305,350  SH        OTHER   01              1,305,350
CASY GENERAL STORES, INC.     COM          147528103      37,512 3,142,363  SH        OTHER   01              3,142,363
C-CUBE MICROSYSTEMS INC NE    COM         12501N108        1,937   157,300  SH        OTHER   01                157,300
CHILDRENS PLACE               COM          168905107       1,711    71,300  SH        OTHER   01                    400 70,900
CINTAS CORP                   PUT          172908955         986    25,000  SH   PUT  OTHER   01                 25,000
CONSECO INC.                  PUT          208464957      12,598   782,500  SH   PUT  OTHER   01                782,500
DIAMONDS TR                   UNIT SER 1   252787106      76,338   770,000  SH        OTHER   01                770,000
Digital Island 6% 05          SUB NT CV   25385NAA9          283    10,000  SH        OTHER   01                 10,000
EARTHWEB CVB 05  7%           SUB NT CV   27032CAB4          397    11,250  SH        OTHER   01                 11,250
FASTENAL CO.                  PUT          311900954       2,562    47,000  SH   PUT  OTHER   01                 47,000
GENERAL ELECTRIC              PUT          369604953       4,186   100,000  SH   PUT  OTHER   01                100,000
HAIN CELESTIAL GROUP INC      PUT          405217950       1,276    44,000  SH   PUT  OTHER   01                 44,000
HARLEY DAVIDSON INC.          COM          412822108       4,205   110,800  SH        OTHER   01                110,800
HARMONIC INC                  COM          413160102         480    85,366  SH        OTHER   01                 85,366
HOME DEPOT                    PUT          437076952       2,155    50,000  SH   PUT  OTHER   01                 50,000
INRGANGE TECHNOLOGIES         CL B        45769V206          729    87,500  SH        OTHER   01                 87,500
Internet Cap Group 5.5% 12    SUB NT CV   46059CAA4          232    10,000  SH        OTHER   01                 10,000
Metromedia Intl Group Inc.    PFD CONV     591695200         524    28,500  SH        OTHER   01                 28,500
NASDAQ 100 TR                 UNIT SER 1   631100104     157,579 4,025,000  SH        OTHER   01              4,025,000
NET2PHONE                     COM         64108N106        6,845   711,150  SH        OTHER   01                711,150
OPTA Food Ingredients Inc.    COM         68381N105        1,458   880,000  SH        OTHER   01                880,000
RUBIO'S RESTURANT INC.        COM         78116B102        2,856   801,650  SH        OTHER   01                801,650
SYNGENTA AG  ADR'S            SPONSORED AD87160A100        6,733   647,400  SH        OTHER   01                647,400
THE STREET.COM INC.           COM         88368Q103        6,231 1,993,838  SH        OTHER   01              1,993,838
TII INDUSTRIES                COM          872479209         355   315,300  SH        OTHER   01                315,300
TRIKON TECHNOLOGIES           COM          896187408         446    44,000  SH        OTHER   01                 44,000

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 /SUBMISSION